Cover	Jul. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40639
Entity Registrant Name	PORTAGE FINTECH ACQUISITION CORPORATION
Entity Central Index Key	0001853580
Entity Tax Identification Number	98-1592069
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	280 Park Avenue
Entity Address, Address Line Two	29F East
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(212)
Local Phone Number	380-5605
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	PFTAU
Security Exchange Name	NASDAQ
Class A ordinary shares included as part of the units
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	PFTA
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	PFTAW
Security Exchange Name	NASDAQ